OTHER CURRENT ASSETS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current prepayments
Prepaid expenses, deposits and advances to contractors	$ 2.5	$ 8.6